Net Loss From Continuing Operations - Gains (Losses) On Financial Liabilities at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) From Continuing Operations [Abstract]
Gains on earnout liabilities	$ 110,276	$ 0	$ 0
Gains on earn-in liabilities	61,124	0	0
Gains on warrant liabilities	34,825	0	0
Losses on redeemable preferred shares	(287)	(7,465)	(8,612)
Gains (losses) on financial liabilities at fair value through profit or loss	$ 205,938	$ (7,465)	$ (8,612)